UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10359

Morgan Stanley Mid-Cap Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	August 31, 2007

Date of reporting period:	August 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Mid-Cap Value Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended August 31, 2007

Total Return for the 12 Months Ended August 31, 2007
Class A	Class B	Class C	Class D	Russell Midcap® Value Index[1]	Lipper Mid-Cap Value Funds Index[2]
21.51%	20.48%	20.52%	21.81%	12.43%	15.56%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

On the whole, the mid-cap segment of the stock market performed well during the year, although progress was hampered by a market correction at the end of the period. A notable driver of mid-cap performance had been the surge in merger and acquisition (M&A) and private equity activities. For the past several years, mid-cap stocks were a direct beneficiary of this trend, both as subjects of such activity or on speculation. However, few, if any, areas of the broad stock market were spared from the tumultuous events in July and August 2007, in which investors digested increasingly bad news about the effects of the subprime mortgage market's woes on other areas of the economy. Nonetheless, for the year overall, all sectors within the Russell Midcap® Value Index had positive returns, except for the financial services sector.

Performance Analysis

All share classes of Morgan Stanley Mid-Cap Value Fund outperformed the Russell Midcap® Value Index and the Lipper Mid-Cap Value Funds Index for the 12 months ended August 31, 2007, assuming no deduction of applicable sales charges.

The Fund's outperformance relative to the Russell Midcap Value Index was driven in large part by positioning in the financial services sector. Real estate investment trusts (REITs) and regional banks performed poorly amid a weakening housing market and the problems in the subprime mortgage market, but the Fund had no exposure to REITs and limited exposure to regional bank stocks. Instead, the Fund's financial services holdings were mostly in diversified financial companies, whose primary businesses include capital markets and investment banking operations and were therefore less vulnerable to the mortgage-related difficulties. The consumer discretionary sector also added value due to stock selections in retail and media companies. Within the technology sector, a holding in a hardware and equipment company was a standout positive contributor for the Fund. The Fund's relative performance was also boosted by stock selection in the energy sector, particularly among exploration and production companies which continued to benefit from the still-high oil prices.

Detractors from the Fund's performance relative to the Russell Midcap Value Index included the consumer staples sector, due to the weak performance of a food retailer. An underweight allocation in the utilities sector also hampered relative performance, as the Fund's limited exposure captured a smaller portion of the overall sector's strong performance within the broad index. However, on an absolute basis, all sectors in the

Fund's portfolio generated positive returns for the year under review.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Goodrich Corp.	3.4%
Juniper Networks, Inc.	3.3
Diebold, Inc.	3.2
Beckman Coulter, Inc.	3.0
Live Nation Inc.	2.9
Allied World Assurance Holdings Ltd. (Bermuda)	2.9
Apollo Group, Inc. (Class A)	2.8
International Flavors & Fragrances, Inc.	2.7
ConAgra Foods Inc.	2.7
Marsh & McLennan Companies, Inc.	2.7
TOP FIVE INDUSTRIES
Electric Utilities	8.9%
Property-Casualty Insurers	7.5
Household/Personal Care	5.2
Services to the Health Industry	4.3
Other Consumer Services	4.3

Data as of August 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stock and other equity securities, including depositary receipts and securities convertible into common stock, of companies traded on a U.S. securities exchange with market capitalizations that fall within the range of companies included in the Russell Midcap® Value Index. As of October 31, 2006, these market capitalizations ranged between $1.6 billion and $17.8 billion. In pursuing its investment objective, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., seeks attractively valued companies experiencing a change that the Investment Adviser believes could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Investment Adviser considers a number of factors, including appreciation to fair value, fundamental change in the company or changes in economic or market trends. The Investment Adviser may purchase stocks that typically do not pay dividends.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each

Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

(This page has been left blank intentionally.)

Performance Summary

Performance of a $10,000 Investment

Average Annual Total Returns—Period Ended August 31, 2007
Symbol	Class A Shares* (since 10/29/01) MDFAX		Class B Shares** (since 10/29/01) MDFBX		Class C Shares† (since 10/29/01) MDFCX		Class D Shares†† (since 10/29/01) MDFDX
1 Year	21.51% 15.13	[3] [4]	20.48% 15.48	[3] [4]	20.52% 19.52	[3] [4]	21.81% —	[3]
5 Years	17.70 16.43	[3] [4]	16.78 16.57	[3] [4]	16.85 16.85	[3] [4]	17.96 —	[3]
Since Inception	11.14 10.11	[3] [4]	10.29 10.18	[3] [4]	10.34 10.34	[3] [4]	11.40 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Russell Midcap® Value Index measures the performance of those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Mid-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Mid-Cap Value Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on August 31, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/07 – 08/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	03/01/07	08/31/07	03/01/07 – 08/31/07
Class A
Actual (6.03% return)	$1,000.00	$1,060.30	$7.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.20	$7.07
Class B
Actual (5.64% return)	$1,000.00	$1,056.40	$11.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.42	$10.87
Class C
Actual (5.62% return)	$1,000.00	$1,056.20	$11.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.42	$10.87
Class D
Actual (6.19% return)	$1,000.00	$1,061.90	$5.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.46	$5.80

*  Expenses are equal to the Fund's annualized expense ratios of 1.39%, 2.14%, 2.14% and 1.14% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund taking into account the scope of the services provided.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley Mid-Cap Value Fund

Portfolio of Investments  ■  August 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (94.8%)
	Aerospace & Defense (3.4%)
158,976	Goodrich Corp.	$10,040,924
	Biotechnology (2.0%)
260,920	Affymetrix, Inc.*	5,912,447
	Broadcasting (2.9%)
410,744	Live Nation Inc.*	8,502,401
	Computer Communications (3.3%)
297,670	Juniper Networks, Inc.*	9,799,296
	Drugstore Chains (2.3%)
1,364,370	Rite Aid Corp.*	6,917,356
	Electric Utilities (8.9%)
154,690	American Electric Power Co., Inc.	6,880,611
72,876	Constellation Energy Group, Inc.	6,044,335
144,280	DPL, Inc.	3,801,778
28,500	Entergy Corp.	2,953,170
150,050	Wisconsin Energy Corp.	6,648,716
		26,328,610
	Electronic Components (2.2%)
575,624	Flextronics International Ltd. (Singapore)*	6,556,357
	Electronic Equipment/ Instruments (3.2%)
217,280	Diebold, Inc.	9,532,074
	Engineering & Construction (1.0%)
29,590	McDermott International, Inc. (Panama)*	2,840,344
	Food: Major Diversified (2.7%)
310,720	ConAgra Foods Inc.	7,988,611
	Home Furnishings (2.1%)
239,510	Newell Rubbermaid, Inc.	6,176,963

NUMBER OF SHARES		VALUE
	Household/Personal Care (5.2%)
174,340	Estee Lauder Companies, Inc. (The) (Class A)	$7,250,801
160,880	International Flavors & Fragrances, Inc.	8,081,002
		15,331,803
	Industrial Specialties (2.4%)
268,180	Valspar Corp. (The)	7,232,815
	Information Technology Services (1.0%)
181,141	Perot Systems Corp. (Class A)*	2,831,234
	Insurance Brokers/ Services (2.7%)
296,253	Marsh & McLennan Companies, Inc.	7,895,142
	Integrated Oil (2.0%)
95,480	Hess Corp.	5,859,608
	Investment Banks/ Brokers (1.7%)
45,630	Bear Stearns Companies, Inc. (The)	4,958,156
	Investment Managers (2.2%)
265,949	Invesco PLC (ADR) (United Kingdom)	6,566,281
	Major Telecommunications (1.1%)
50,383	Embarq Corp.	3,144,907
	Medical Distributors (2.5%)
182,710	Owens & Minor, Inc.	7,290,129
	Medical Specialties (3.0%)
123,210	Beckman Coulter, Inc.	8,864,959
	Miscellaneous Manufacturing (2.5%)
199,490	Pentair, Inc.	7,407,064

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund

Portfolio of Investments  ■  August 31, 2007 continued

NUMBER OF SHARES		VALUE
	Office Equipment/ Supplies (2.3%)
155,240	Pitney Bowes, Inc.	$6,934,571
	Oil & Gas Pipelines (2.1%)
383,920	El Paso Corp.	6,092,810
	Oil & Gas Production (2.0%)
134,050	Newfield Exploration Co.*	5,829,834
	Oilfield Services/ Equipment (1.6%)
56,710	Cameron International Corp.*	4,637,177
	Other Consumer Services (4.3%)
141,000	Apollo Group, Inc. (Class A)*	8,272,470
342,805	Orbitz Worldwide, Inc.*	4,281,634
		12,554,104
	Other Consumer Specialties (1.8%)
65,354	Fortune Brands, Inc.	5,430,264
	Property - Casualty Insurers (7.5%)
126,880	ACE Ltd. (Cayman Islands)	7,328,589
176,976	Allied World Assurance Holdings Ltd. (Bermuda)	8,498,388
245,400	Aspen Insurance Holdings Ltd. (Bermuda)	6,157,086
		21,984,063
	Regional Banks (2.0%)
97,816	Northern Trust Corp.	6,011,771
	Savings Banks (2.7%)
554,900	Hudson City Bancorp, Inc.	7,890,678
	Services to the Health Industry (4.3%)
351,666	HEALTHSOUTH Corp.*	6,421,421
190,500	Omnicare, Inc.	6,216,015
		12,637,436
	Specialty Stores (2.2%)
260,340	Office Depot, Inc.*	6,365,313

NUMBER OF SHARES			VALUE
		Trucks/Construction/ Farm Machinery (1.7%)
	293,160	Tata Motors Ltd. (ADR) (India)	$4,969,062
	Total Common Stocks (Cost $242,559,049)		279,314,564
		Investment Trusts/ Mutual Funds (1.3%)
	103,700	Market Vectors Gold Miners ETF (Cost $3,824,373)	3,904,305
NUMBER OF SHARES (000)
		Short-Term Investment (a) (6.7%) Investment Company
	19,632	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $19,632,080)	19,632,080

Total Investments (Cost $266,015,502) (b)	102.8%	302,850,949
Liabilities in Excess of Other Assets	(2.8)	(8,249,857)
Net Assets	100.0%	$294,601,092

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  See Note 4 to the financial statements regarding investments in Morgan Stanley Liquidity Money Market Portfolio - Institutional Class.

  (b)  The aggregate cost for federal income tax purposes is $266,304,487. The aggregate gross unrealized appreciation is $44,363,914 and the aggregate gross unrealized depreciation is $7,817,452, resulting in net unrealized appreciation of $36,546,462.

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund

Summary of Investments  ■  August 31, 2007

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Electric Utilities	$26,328,610	8.7%
Property - Casualty Insurers	21,984,063	7.3
Investment Company	19,632,080	6.5
Household/Personal Care	15,331,803	5.1
Services to the Health Industry	12,637,436	4.2
Other Consumer Services	12,554,104	4.2
Aerospace & Defense	10,040,924	3.3
Computer Communications	9,799,296	3.2
Electronic Equipment/ Instruments	9,532,074	3.2
Medical Specialties	8,864,959	2.9
Broadcasting	8,502,401	2.8
Food: Major Diversified	7,988,611	2.6
Insurance Brokers/Services	7,895,142	2.6
Savings Banks	7,890,678	2.6
Miscellaneous Manufacturing	7,407,064	2.5
Medical Distributors	7,290,129	2.4
Industrial Specialties	7,232,815	2.4
Office Equipment/Supplies	6,934,571	2.3
Drugstore Chains	6,917,356	2.3
Investment Managers	6,566,281	2.2

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Electronic Components	$6,556,357	2.2%
Specialty Stores	6,365,313	2.1
Home Furnishings	6,176,963	2.0
Oil & Gas Pipelines	6,092,810	2.0
Regional Banks	6,011,771	2.0
Biotechnology	5,912,447	2.0
Integrated Oil	5,859,608	1.9
Oil & Gas Production	5,829,834	1.9
Other Consumer Specialties	5,430,264	1.8
Trucks/Construction/ Farm Machinery	4,969,062	1.6
Investment Banks/Brokers	4,958,156	1.6
Oilfield Services/Equipment	4,637,177	1.5
Investment Trusts/ Mutual Funds	3,904,305	1.3
Major Telecommunications	3,144,907	1.0
Engineering & Construction	2,840,344	0.9
Information Technology Services	2,831,234	0.9
	$302,850,949	100.0%

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2007

Assets:
Investments in securities, at value (cost $246,383,422)	$283,218,869
Investment in affiliate, at value (cost $19,632,080)	19,632,080
Cash	69,525
Receivable for:
Investments sold	4,229,671
Dividends	483,636
Shares of beneficial interest sold	240,116
Dividends from affiliate	93,207
Prepaid expenses and other assets	45,985
Total Assets	308,013,089
Liabilities:
Payable for:
Investments purchased	12,856,445
Shares of beneficial interest redeemed	200,335
Investment advisory fee	179,353
Distribution fee	47,370
Administration fee	20,084
Transfer agent fee	14,196
Accrued expenses and other payables	94,214
Total Liabilities	13,411,997
Net Assets	$294,601,092
Composition of Net Assets:
Paid-in-capital	$203,706,310
Net unrealized appreciation	36,835,447
Accumulated undistributed net investment income	979,502
Accumulated undistributed net realized gain	53,079,833
Net Assets	$294,601,092
Class A Shares:
Net Assets	$18,806,166
Shares Outstanding (unlimited authorized, $.01 par value)	1,484,476
Net Asset Value Per Share	$12.67
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$13.37
Class B Shares:
Net Assets	$42,122,284
Shares Outstanding (unlimited authorized, $.01 par value)	3,514,562
Net Asset Value Per Share	$11.99
Class C Shares:
Net Assets	$8,563,403
Shares Outstanding (unlimited authorized, $.01 par value)	712,501
Net Asset Value Per Share	$12.02
Class D Shares:
Net Assets	$225,109,239
Shares Outstanding (unlimited authorized, $.01 par value)	17,495,406
Net Asset Value Per Share	$12.87

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund

Financial Statements continued

Statement of Operations

For the year ended August 31, 2007

Net Investment Income: Income
Dividends	$4,342,649
Interest	569,038
Dividends from affiliate	168,181
Total Income	5,079,868
Expenses
Investment advisory fee	2,173,768
Transfer agent fees and expenses	691,068
Distribution fee (Class A shares)	42,284
Distribution fee (Class B shares)	463,746
Distribution fee (Class C shares)	87,066
Administration fee	241,530
Shareholder reports and notices	219,191
Professional fees	78,819
Registration fees	45,263
Custodian fees	33,380
Trustees' fees and expenses	5,365
Other	26,915
Total Expenses	4,108,395
Less: amounts waived/reimbursed	(1,593)
Less: expense offset	(4,543)
Net Expenses	4,102,259
Net Investment Income	977,609
Net Realized and Unrealized Gain (Loss): Net Realized Gain on:
Investments	59,642,033
Futures contracts	332,298
Net Realized Gain	59,974,331
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(2,503,701)
Futures contracts	(95,960)
Net Change in Unrealized Appreciation/Depreciation	(2,599,661)
Net Gain	57,374,670
Net Increase	$58,352,279

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED AUGUST 31, 2007	FOR THE YEAR ENDED AUGUST 31, 2006
Increase (Decrease) in Net Assets: Operations:
Net investment income	$977,609	$867,820
Net realized gain	59,974,331	30,524,130
Net change in unrealized appreciation/depreciation	(2,599,661)	1,594,714
Net Increase	58,352,279	32,986,664
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(27,967)	—
Class D shares	(834,891)	—
Net realized gain
Class A shares	(1,747,287)	(2,049,097)
Class B shares	(5,332,448)	(8,985,414)
Class C shares	(976,501)	(1,375,828)
Class D shares	(24,088,069)	(39,580,076)
Total Dividends and Distributions	(33,007,163)	(51,990,415)
Net decrease from transactions in shares of beneficial interest	(14,932,054)	(32,382,074)
Net Increase (Decrease)	10,413,062	(51,385,825)
Net Assets:
Beginning of period	284,188,030	335,573,855
End of Period (Including accumulated undistributed net investment income of $979,502 and $864,751, respectively)	$294,601,092	$284,188,030

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund

Notes to Financial Statements  ■  August 31, 2007

1. Organization and Accounting Policies

Morgan Stanley Mid-Cap Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek above-average total return. The Fund was organized as a Massachusetts business trust on April 12, 2001 and commenced operations on October 29, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations

Morgan Stanley Mid-Cap Value Fund

Notes to Financial Statements  ■  August 31, 2007 continued

may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Mid-Cap Value Fund

Notes to Financial Statements  ■  August 31, 2007 continued

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.72% to the portion of the daily net assets not exceeding $1 billion and 0.65% to the portion of the daily net assets exceeding $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $440,097 at August 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended August 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $75, $77,508 and $724, respectively and received $20,808 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Mid-Cap Value Fund

Notes to Financial Statements  ■  August 31, 2007 continued

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the year ended August 31, 2007, advisory fees paid were reduced by $1,593 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $168,181. During the year ended August 31, 2007, cost of purchases and sales in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $45,569,703 and $25,937,623, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2007 aggregated $227,538,107 and $259,764,048, respectively. Included in the aforementioned transactions are purchases and sales of $1,001,336 and $2,003,077, respectively, with other Morgan Stanley funds, including realized gains of $685,310.

For the year ended August 31, 2007, the Fund incurred brokerage commissions of $11,518 with Morgan Stanley & Co., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Morgan Stanley Mid-Cap Value Fund

Notes to Financial Statements  ■  August 31, 2007 continued

Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED AUGUST 31, 2007	FOR THE YEAR ENDED AUGUST 31, 2006
Ordinary income	$9,908,976	$14,741,784
Long- term capital gains	23,098,187	37,248,631
Total distributions	$33,007,163	$51,990,415

As of August 31, 2007, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$23,355,135
Undistributed long-term gains	30,994,813
Net accumulated earnings	54,349,948
Temporary differences	(1,628)
Net unrealized appreciation	36,546,462
Total accumulated earnings	$90,894,782

As of August 31, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Mid-Cap Value Fund

Notes to Financial Statements  ■  August 31, 2007 continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED AUGUST 31, 2007		FOR THE YEAR ENDED AUGUST 31, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	256,736	$3,175,422	373,783	$4,415,939
Conversion from Class B	209,533	2,598,416	187,930	2,175,060
Reinvestment of dividends and distributions	138,984	1,627,510	167,733	1,846,739
Redeemed	(373,287)	(4,664,653)	(420,276)	(4,876,465)
Net increase — Class A	231,966	2,736,695	309,170	3,561,273
CLASS B SHARES
Sold	249,242	2,937,732	397,562	4,554,510
Conversion to Class A	(220,634)	(2,598,416)	(195,778)	(2,175,060)
Reinvestment of distributions	422,544	4,707,142	760,394	8,052,576
Redeemed	(1,128,673)	(13,351,355)	(1,434,255)	(16,238,696)
Net decrease — Class B	(677,521)	(8,304,897)	(472,077)	(5,806,670)
CLASS C SHARES
Sold	78,580	937,327	93,622	1,053,107
Reinvestment of distributions	83,083	928,034	123,179	1,306,931
Redeemed	(168,502)	(2,000,435)	(179,932)	(2,016,462)
Net increase (decrease) — Class C	(6,839)	(135,074)	36,869	343,576
CLASS D SHARES
Sold	1,975,192	24,806,412	2,634,989	31,192,643
Reinvestment of dividends and distributions	1,757,267	20,876,328	2,982,017	33,219,666
Redeemed	(4,360,733)	(54,911,518)	(8,096,001)	(94,892,562)
Net decrease — Class D	(628,274)	(9,228,778)	(2,478,995)	(30,480,253)
Net decrease in Fund	(1,080,668)	$(14,932,054)	(2,605,033)	$(32,382,074)

9. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Mid-Cap Value Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED AUGUST 31,
	2007		2006	2005	2004	2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.68		$12.46	$11.08	$10.11	$8.19
Income (loss) from investment operations:
Net investment income (loss)‡	0.04		0.03	(0.02)	(0.02)	(0.03)
Net realized and unrealized gain	2.36		1.25	2.52	0.99	1.95
Total income from investment operations	2.40		1.28	2.50	0.97	1.92
Less dividends and distributions from:
Net investment income	(0.02)		–	–	–	–
Net realized gain	(1.39)		(2.06)	(1.12)	–	–
Total dividends and distributions	(1.41)		(2.06)	(1.12)	–	–
Net asset value, end of period	$12.67		$11.68	$12.46	$11.08	$10.11
Total Return†	21.51%		11.30%	23.55%	9.50%	23.44%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.40	%(2)	1.39%	1.40%	1.40%	1.47%
Net investment income (loss)	0.28	%(2)	0.23%	(0.08)%	(0.14)%	(0.39)%
Supplemental Data:
Net assets, end of period, in thousands	$18,806		$14,634	$11,757	$3,878	$3,173
Portfolio turnover rate	80%		52%	72%	151%	165%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2007		2006	2005	2004	2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.18		$12.09	$10.85	$9.98	$8.15
Income (loss) from investment operations:
Net investment loss‡	(0.06)		(0.06)	(0.09)	(0.10)	(0.09)
Net realized and unrealized gain	2.26		1.21	2.45	0.97	1.92
Total income from investment operations	2.20		1.15	2.36	0.87	1.83
Less distributions from net realized gain	(1.39)		(2.06)	(1.12)	–	–
Net asset value, end of period	$11.99		$11.18	$12.09	$10.85	$9.98
Total Return†	20.48%		10.48%	22.58%	8.72%	22.45%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.16	%(2)	2.15%	2.16%	2.16%	2.24%
Net investment loss	(0.48	)%(2)	(0.53)%	(0.84)%	(0.90)%	(1.16)%
Supplemental Data:
Net assets, end of period, in thousands	$42,122		$46,862	$56,389	$60,987	$56,823
Portfolio turnover rate	80%		52%	72%	151%	165%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2007		2006	2005	2004	2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.21		$12.11	$10.86	$9.98	$8.15
Income (loss) from investment operations:
Net investment loss‡	(0.06)		(0.06)	(0.08)	(0.09)	(0.09)
Net realized and unrealized gain	2.26		1.22	2.45	0.97	1.92
Total income from investment operations	2.20		1.16	2.37	0.88	1.83
Less distributions from net realized gain	(1.39)		(2.06)	(1.12)	–	–
Net asset value, end of period	$12.02		$11.21	$12.11	$10.86	$9.98
Total Return†	20.52%		10.56%	22.66%	8.82%	22.45%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.15	%(2)	2.13%	2.04%	2.08%	2.24%
Net investment loss	(0.47	)%(2)	(0.51)%	(0.72)%	(0.82)%	(1.16)%
Supplemental Data:
Net assets, end of period, in thousands	$8,563		$8,061	$8,268	$8,119	$7,238
Portfolio turnover rate	80%		52%	72%	151%	165%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund

Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2007		2006	2005	2004	2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period .	$11.84		$12.58	$11.15	$10.15	$8.21
Income (loss) from investment operations:
Net investment income (loss)‡	0.07		0.06	0.02	0.01	(0.01)
Net realized and unrealized gain	2.40		1.26	2.53	0.99	1.95
Total income from investment operations	2.47		1.32	2.55	1.00	1.94
Less dividends and distributions from:
Net investment income	(0.05)		–	–	–	–
Net realized gain	(1.39)		(2.06)	(1.12)	–	–
Total dividends and distributions	(1.44)		(2.06)	(1.12)	–	–
Net asset value, end of period	$12.87		$11.84	$12.58	$11.15	$10.15
Total Return†	21.81%		11.54%	23.87%	9.75%	23.63%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.16	%(2)	1.15%	1.16%	1.16%	1.24%
Net investment income (loss)	0.52	%(2)	0.47%	0.16%	0.10%	(0.16)%
Supplemental Data:
Net assets, end of period, in thousands	$225,109		$214,631	$259,160	$236,039	$209,035
Portfolio turnover rate	80%		52%	72%	151%	165%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Mid-Cap Value Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Mid-Cap Value Fund (the "Fund"), including the portfolio of investments, as of August 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Mid-Cap Value Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
October 22, 2007

Morgan Stanley Mid-Cap Value Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Mid-Cap Value Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley Mid-Cap Value Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

Morgan Stanley Mid-Cap Value Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Mid-Cap Value Fund

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Mid-Cap Value Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).

Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Director of Compliance for Morgan Stanley Investment Management (since April 2007); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) 522 Fifth Avenue New York, NY 10036	Vice President	Since December1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Mid-Cap Value Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002-July 2003).

Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2007 Federal Tax Notice (unaudited)

During the fiscal year ended August 31, 2007, the Fund paid to its shareholders $1.00 per share from long-term capital gains. For such period, 35.18% of the ordinary dividends paid qualified for the dividends received deduction available to corporations.

Additionally, please note that 39.15% of the Fund's ordinary dividends paid during the fiscal year ended August 31, 2007 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

MORGAN STANLEY FUNDS

Morgan Stanley
Mid-Cap Value Fund

Annual Report

August 31, 2007

MDPANN-IU07-0417OP-Y08/07

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)   The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)   Not applicable.

(3)   Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2007

	Registrant		Covered Entities(1)
Audit Fees	$37,900		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$5,041,000	(2)
Tax Fees	$5,400	(3)	$761,000	(4)
All Other Fees	$—		$—
Total Non-Audit Fees	$5,400		$5,802,000

Total	$43,300		$5,802,000

2006

	Registrant		Covered Entities(1)
Audit Fees	$35,820		N/A

Non-Audit Fees
Audit-Related Fees	$531	(2)	$5,328,768	(2)
Tax Fees	$5,400	(3)	$1,640,675	(4)
All Other Fees	$—		$
Total Non-Audit Fees	$5,931		$6,969,443

Total	$41,751		$6,969,443

N/A- Not applicable, as not required by Item 4.

(1)         Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)         Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 18, 2007